Contingent Liabilities (Details Narrative) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Sep. 30, 2012	Sep. 30, 2014
Contingent Liabilities Details Narrative
Cap on environment financial responsibility		$ 1,871
Environmental remediation	$ 1,771